Financial risk management, objectives and policies, Nordea Credit Facility (Details) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Aug. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2021
Credit Facility [Abstract]
Borrowing amount						$ 396,696	$ 522,299
Gain on sale of vessels						19,513	15,153	$ 0
DHT Edelweiss [Member]
Credit Facility [Abstract]
Borrowing amount		$ 37,000
Repayments of borrowings		12,200
Gain on sale of vessels					$ 6,800
Old Nordea Credit Facility [Member]
Credit Facility [Abstract]
Repayments of borrowings				$ 175,900
Nordea Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount						113,043	$ 225,214		$ 316,200
Amount subject to quarterly reductions through term of facility									60,000
Drawdown				$ 233,800
Sale and cancelled RCF tranche		$ 2,400
Maturity date				January 2027
Debt prepayment before installment term	$ 50,000		$ 23,100
Credit facility covenant, required adjusted tangible net worth						$ 300,000
Nordea Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings						135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets						25.00%
Credit facility covenant, required unencumbered consolidated cash						$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt						6.00%
Nordea Credit Facility [Member] | First Quarter of 2027 [Member]
Credit Facility [Abstract]
Uncommitted accordion						$ 250,000
Debt repayment installment amount						5,900
Debt prepayment before installment term						23,700
Debt repayment final amount						40,900
Debt repayment last installment						$ 5,200
Nordea Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis				1.90%		1.90%
Term Loan [Member]
Credit Facility [Abstract]
Borrowing amount									119,800
Revolving Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount									$ 196,400